VIA EDGAR

December 18, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: Rydex ETF Trust (File Nos. 333-101625 and 811-21261) (the "Trust")

Dear Sir or Madam:

Attached for filing on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 12 for the Trust on Form N-1A. The Amendments are being filed for the purpose of updating the Funds' disclosures as required by applicable laws and regulations.

The cover pages of the Amendments have designated an effective date of March 1, 2010. The Trust undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment for the purposes of, without limitation, completing the update of the Trust's disclosures, responding to any SEC staff comments thereon, and filing the consents of the Trust's independent public auditors.

No fees are required in connection with these filings. Please contact John McGuire of Morgan, Lewis & Bockius at (202) 739-5654 if you have any questions or comments regarding the Amendment.

Sincerely,

/s/ AMY J. LEE
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Amy J. Lee
Assistant Secretary
Rydex ETF Trust

Enclosure